UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09084
The Weiss Fund
(Exact name of registrant as specified in charter)
7111 Fairway Drive, Suite 102
Palm Beach Gardens, FL 33418
(Address of principal executive offices) (Zip code)
Jeffrey B. Wilson, Esq.
7111 Fairway Drive, Suite 102
Palm Beach Gardens, FL 33418
(Name and address of agent for service)
Registrant’s telephone number, including area code: 561-515-8558
Date of fiscal year end: December 31
Date of reporting period: March 31, 2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.
THE WEISS FUND
Weiss Treasury Only Money Market Fund
Schedule of Investments, March 31, 2007 (Unaudited)

Description and Percentage of Portfolio	Par (000)	Value
U.S. Treasury Bills —64.8%
4.915%, due 04/05/2007	$5,000	$4,997,952
4.970%, due 04/12/2007	5,000	4,993,097
4.820%, due 04/19/2007	5,000	4,988,619
4.855%, due 04/26/2007	10,000	9,967,633
4.850%, due 05/03/2007	5,000	4,979,118
4.975%, due 05/10/2007	5,000	4,973,743
4.985%, due 05/17/2007	10,000	9,937,688
5.000%, due 05/24/2007	5,000	4,963,889
5.020%, due 05/31/2007	5,000	4,958,864
4.950%, due 06/07/2007	5,000	4,954,625
4.890%, due 06/28/2007	5,000	4,940,913
4.870%, due 07/19/2007	5,000	4,926,950
4.865%, due 07/19/2007	5,000	4,927,025

Total U.S. Treasury Bills (Cost $74,510,116)		74,510,116

Repurchase Agreements —31.0%
Fidelity Repurchase Agreement 5.150%, due 04/02/07 (dated 03/30/07; proceeds $19,008,154 collateralized by $19,626,000 U.S. Treasury Bills, 5.150% due 06/28/07, valued at $19,380,000) (Cost $19,000,000)	19,000	19,000,000
Wachovia Repurchase Agreement 5.170%, due 04/02/07 (dated 03/30/07; proceeds $21,009,048 collateralized by $21,354,000 U.S. Treasury Bills, 5.170% due 04/12/07, valued at $21,315,008) (Cost $21,000,000)	21,000	21,000,000

Total Repurchase Agreements (Cost $40,000,000)		40,000,000

	Shares (000)

Short-Term Investment - 0.4%
BlackRock Provident Institutional Funds — T-Fund (Cost $179,979)	179	179,979

Total Investments -— 100.3% (Cost $114,690,095*)		114,690,095

Liabilities in Excess of Other Assets- (0.3%)
Accrued Advisory Expense		(22,935)
Accrued Administrative Expense		(13,296)
Accrued Custody Expense		(3,603)
Accrued Transfer Agent Expense		(28,514)
Other Liabilities		(502,744)
Other Assets		21,321

		(549,771)

Net Assets - 100.0% (Equivalent to $1.00 per share based on 114,140,722 shares of capital stock outstanding)		$114,140,324

Net Asset Value, Offering and Redemption Price Per Share ($114,140,324 / 114,140,722 shares outstanding)		$1.00

*	Aggregate cost for federal income tax purposes is substantially the same.
Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Weiss Fund

By (Signature and Title)*	/s/ Sharon A. Parker-Daniels

Sharon A. Parker-Daniels, President
(principal executive officer)

Date	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Sharon A. Parker-Daniels

Sharon A. Parker-Daniels, President
(principal executive officer)

Date	May 21, 2007

By (Signature and Title)*	/s/ Jeffrey S. Rano

Jeffrey S. Rano, Treasurer
(principal financial officer)

Date	May 21, 2007

*	Print the name and title of each signing officer under his or her signature.

Certification Pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the
Sarbanes-Oxley Act
I, Sharon A. Parker-Daniels, certify that:
1.	I have reviewed this report on Form N-Q of The Weiss Fund;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	May 21, 2007	/s/ Sharon A. Parker-Daniels

Sharon A. Parker-Daniels, President
(principal executive officer)

Certification Pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the
Sarbanes-Oxley Act
I, Jeffrey S. Rano, certify that:
1.	I have reviewed this report on Form N-Q of The Weiss Fund;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	May 21, 2007	/s/ Jeffrey S. Rano

Jeffrey S. Rano, Treasurer
(principal financial officer)